UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSR
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                     --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.


ROBECO-SAGE TRITON FUND, L.L.C.


Financial Statements

For the Year Ended March 31, 2005

                         ROBECO-SAGE TRITON FUND, L.L.C.

                                TABLE OF CONTENTS

Financial Statements:

Report of Independent Registered Public Accounting Firm.....................1
Schedule of Investments.....................................................2
Statement of Assets and Liabilities.........................................5
Statement of Operations.....................................................6
Statements of Changes in Members' Capital...................................7
Statement of Cash Flows.....................................................8
Financial Highlights........................................................9
Notes to Financial Statements..............................................10
Special Meeting of Members.................................................20
Managers and Officers of the Fund (unaudited)..............................21














The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (914) 948-0300; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[Anchin, Block & Anchin Logo Omitted]

Anchin, Block & Anchin LLP
Accountants and Consultants

1375 Broadway
New York, New York 10018
(212) 840-3456
FAX (212) 840-7066


        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and
Members of Robeco-Sage Triton Fund, L.L.C.

We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Robeco-Sage Triton Fund, L.L.C. as of March 31, 2005 and the related statements of operations, changes in members' capital and cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements for the period September 30, 2003 (commencement of operations) through March 31, 2004, including the financial highlights for the period then ended, were audited by other independent auditors whose report dated May 26, 2004, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of Robeco-Sage Triton Fund, L.L.C. as of March 31, 2005, the results of their operations, changes in their members' capital and cash flows, and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

                                    /s/ Anchin, Block & Anchin, LLP

New York, New York
May 23, 2005


[HLB Logo Omitted]

                         Robeco-Sage Triton Fund, L.L.C.

                             Schedule of Investments

                                 March 31, 2005

                               [PIE CHART OMITTED]
                             Plot points as follows:

            INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENT

Long/Short Equity - 40.8%
Multi-Stategy Relative Value - 19.3%
Distressed - 12.1%
Event-Driven - 11.0%
Macro - 4.9%
Equity Market Neutral - 4.6%
High-Yield Trading - 2.8%
Convertible Arbitrage - 1.9%
Fixed Income Arbitrage - 1.7%
Credit Hedge - 0.9%

                                                                                  %* OF
                                                                                 MEMBERS'
PORTFOLIO FUND                                     COST              VALUE        CAPITAL  LIQUIDITY
----------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd .           $ 1,110,000       $ 1,309,182       3.62%   Quarterly
Amici Fund International, Ltd.                     860,000         1,029,824       2.85%   Quarterly
Beacon International Fund, Ltd.                    660,000           809,387       2.24%   Quarterly
Cantillon World Ltd.                               500,000           652,520       1.81%     Monthly
Clovis Capital Partners (Cayman), Ltd.             660,000           783,038       2.17%   Quarterly
Criterion Capital Partners Ltd.                    400,000           403,241       1.12%   Quarterly
Elm Ridge Value Partners Offshore Fund, Inc.     1,000,000         1,099,102       3.04%   Quarterly
FrontPoint Offshore Value Discovery Fund, L.P.     860,000         1,003,515       2.78%   Quarterly
Green Coast Offshore Limited                       960,000           960,112       2.66%   Quarterly
Highline Capital International, Ltd.               750,000           835,275       2.31%   Quarterly
Liberty Square Offshore Partners, Ltd.             600,000           631,006       1.75%   Quarterly
Newcastle Offshore Fund, Ltd.                      700,000           676,656       1.87%   Quarterly
Phinity Offshore Fund, Ltd.                        610,000           630,866       1.75%   Quarterly
Rosehill Japan Fund Ltd.                         1,000,000           992,882       2.75%   Quarterly
Spring Point Opportunities Offshore Fund           800,000           808,000       2.24%   Quarterly
Stadia Capital Limited                             800,000           841,545       2.33%   Quarterly
Tracer Capital Offshore Fund Ltd.                1,000,000           995,411       2.76%   Quarterly
                                               -----------------------------------------
      TOTAL LONG/SHORT EQUITY                   13,270,000        14,461,562      40.05%
                                               -----------------------------------------

                                                                               2

                         Robeco-Sage Triton Fund, L.L.C.

                       Schedule of Investments (continued)

                                 March 31, 2005

                                                                                  %* OF
                                                                                 MEMBERS'
PORTFOLIO FUND                                     COST              VALUE        CAPITAL  LIQUIDITY
----------------------------------------------------------------------------------------------------

MULTI-STRATEGY RELATIVE VALUE:
AQR Absolute Return Offshore Fund (USD) II Ltd.  $ 660,000         $ 672,724       1.86%   Quarterly
Black Diamond Europe Ltd.                          630,000           639,073       1.77%   Quarterly
Black River Global Multi-Strategy Leveraged
  Fund Ltd.                                        500,000           540,662       1.50%   Quarterly
Citadel Kensington Global Strategies Fund, Ltd.  1,600,000         1,699,421       4.71%   Quarterly
Eton Park Overseas Fund, Ltd.                      750,000           781,572       2.16%    Annually
Sagamore Hill Fund Ltd.                            660,000           700,530       1.94%   Quarterly
Severn River Capital Fund, Ltd.                    600,000           596,306       1.65%   Quarterly
Shepherd Investments International, Ltd.           660,000           761,825       2.11%   Quarterly
Tempo Fund, Ltd.                                   400,000           428,606       1.19%   Quarterly
                                               -----------------------------------------
      TOTAL MULTI-STRATEGY RELATIVE VALUE        6,460,000         6,820,719      18.89%
                                               -----------------------------------------
DISTRESSED:
D.B. Zwirn Special Opportunities Fund, Ltd.        810,000           928,200       2.57%   Quarterly
Greywolf Capital Overseas Fund                   1,000,000         1,208,291       3.35%   Quarterly
Redwood Offshore Fund, Ltd.                        660,000           971,491       2.69%   Quarterly
Satellite Credit Opportunities Fund, Ltd.          660,000           787,570       2.18%   Quarterly
Wexford Offshore Credit Opportunities
  Fund Limited                                     400,000           402,278       1.11%   Quarterly
                                               -----------------------------------------
      TOTAL DISTRESSED                           3,530,000         4,297,830      11.90%
                                               -----------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund Ltd.         750,000           758,613       2.10%   Quarterly
Centaurus Alpha Fund, Ltd.                       1,150,000         1,164,311       3.22%     Monthly
Fir Tree International Value Fund, Ltd.          1,010,000         1,143,308       3.17%    Annually
Perry Partners International, Inc.                 660,000           843,230       2.34%   Quarterly
                                               -----------------------------------------
      TOTAL EVENT DRIVEN                         3,570,000         3,909,462      10.83%
                                               -----------------------------------------
MACRO:
LongChamp Global Investment Fund Limited           350,000           415,865       1.15%     Monthly
The Grossman Global Macro Hedge Fund, Ltd.         450,000           378,231       1.05%     Monthly
Wexford Offshore Spectrum Fund                     660,000           920,741       2.55%   Quarterly
                                               -----------------------------------------
      TOTAL MACRO                                1,460,000         1,714,837       4.75%
                                               -----------------------------------------
EQUITY MARKET NEUTRAL:
Numeric U.S. Fundamental Statistical Arbitrage
  Offshore Fund II Limited                         700,000           719,709       2.00%     Monthly
O'Connor Global Fundamental Market/Neutral
  Long/Short Limited                               860,000           922,486       2.55%   Quarterly
                                               -----------------------------------------
      TOTAL EQUITY MARKET NEUTRAL                1,560,000         1,642,195       4.55%
                                               -----------------------------------------
HIGH-YIELD TRADING:
Chatham Asset High Yield Offshore Fund, Ltd.       950,000           999,059       2.76%   Quarterly

                                                                               3

                         Robeco-Sage Triton Fund, L.L.C.

                       Schedule of Investments (concluded)

                                 March 31, 2005

                                                                                  %* OF
                                                                                 MEMBERS'
PORTFOLIO FUND                                     COST              VALUE        CAPITAL  LIQUIDITY
----------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE:
Aristeia International Limited                $    660,000      $    672,746       1.86%   Quarterly
FIXED INCOME ARBITRAGE:
The Drake Absolute Return Fund, Ltd.               500,000           602,169       1.67%   Quarterly
CREDIT HEDGE:
KBC Return Enhancement Fund                        350,000           319,585       0.88%   Quarterly
                                              ------------------------------------------
      TOTAL PORTFOLIO FUNDS                   $ 32,310,000      $ 35,440,164      98.14%
                                              ==========================================

      *Percentages are based on Members' Capital at end of year of $36,111,152.

       The aggregate cost of investments for tax purposes was $32,310,000. Net unrealized appreciation on investments for tax purposes was $3,130,164 consisting of $3,271,093 of gross unrealized appreciation and $(140,929) of gross unrealized depreciation.

       The investments in Portfolio Funds shown above, representing 98.14% of Members' Capital, have been fair valued as described in Note 2.B.






     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                       Statement of Assets and Liabilities

                                 March 31, 2005


ASSETS
Investments in Portfolio Funds, at value (cost $32,310,000)      $ 35,440,164
Cash                                                                    1,602
Fund investments made in advance                                    8,050,000
Receivable from investment funds                                       51,004
Due from investment manager                                           172,081
Other assets                                                           20,163
                                                                  -------------
                Total assets                                       43,735,014
                                                                 -------------

LIABILITIES
Capital contributions received in advance                           7,100,079
Loan payable                                                          270,000
Management fee payable                                                128,945
Administration fee payable                                             37,500
Board of Managers' fees payable                                        12,000
Other accrued expenses                                                 75,338
                                                                 -------------
                Total liabilities                                   7,623,862
                                                                 -------------

                NET ASSETS                                       $ 36,111,152
                                                                 =============

MEMBERS' CAPITAL
Net capital                                                      $ 32,980,988
Net unrealized appreciation on investments in Portfolio
   Funds Members' Capital                                           3,130,164
                                                                 -------------
                                                                 $ 36,111,152
                                                                 =============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                             Statement of Operations

                        For the year ended March 31, 2005


Investment Income:
       Interest                                                   $    7,920
                                                                  -----------
              Total investment income                                  7,920
                                                                  -----------

Expenses:
       Management fee                                                446,768
       Professional fees                                             165,000
       Administration fee                                             58,334
       Amortization of offering costs                                 58,000
       Board of Managers' fees                                        12,000
       Custodian fee                                                   2,976
       Other expenses                                                 24,849
                                                                  -----------
              Total expenses                                         767,927
              Fund expenses reimbursed                              (260,282)
                                                                  -----------
Net Expenses                                                         507,645
                                                                  -----------
Net Investment Loss                                                 (499,725)
                                                                  -----------

Net Realized Gain on Investments in Portfolio Funds                    9,766
Net Change in Unrealized Appreciation on
       Investments in Portfolio Funds                              1,870,562
                                                                  -----------
Net Realized and Unrealized Gains                                  1,880,328
                                                                  -----------
Net Increase in Members' Capital Derived
       from Investment Activities                                 $1,380,603
                                                                  ===========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                    Statements of Changes in Members' Capital


                                                                                 For the period
                                                                               September 30, 2003
                                                                                (commencement of
                                                        For the year ended     operations) through
                                                          March 31, 2005         March 31, 2004
                                                     ---------------------    -------------------
From Investment Activities:
    Net investment loss*                                 $  (499,725)            $  (211,628)
                                                         -------------           -------------
    Net realized gain (loss) on investments
         in Portfolio Funds                                    9,766                 (14,129)
    Net change in unrealized appreciation on
         investments in Portfolio Funds                    1,870,562               1,259,602
                                                         -------------           -------------
    Net realized and unrealized gains                      1,880,328               1,245,473

               Net increase in Members' Capital
                  derived from investment activities       1,380,603               1,033,845
                                                         -------------           -------------

Members' Capital Transactions :
    Proceeds from the sales of Interests                  13,846,704              19,850,000
                                                         -------------           -------------

Net Increase in Members' Capital                          15,227,307              20,883,845
                                                         -------------           -------------
Members' Capital at Beginning of Period                   20,883,845                      --
                                                         -------------           -------------
Members' Capital at End of Period                        $36,111,152             $20,883,845
                                                         =============           =============

* Investment income less net expenses.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                             Statement of Cash Flows

                        For the year ended March 31, 2005


CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                                 $ (16,840,000)
Sales of Portfolio Funds                                         4,117,554
Net investment loss                                               (499,725)
Adjustments to reconcile net investment loss to net
   cash used in operating activities:
        Decrease in due from investment manager                    114,074
        Decrease in deferred offering costs                         58,000
        Decrease in receivable from investment funds                13,035
        Increase in fund investments made in advance            (8,050,000)
        Increase in other assets                                   (20,163)
        Decrease in offering costs payable                        (116,000)
        Decrease in organizational costs payable                  (197,000)
        Increase in administration fee payable                      12,500
        Increase in management fee payable                          50,931
        Increase in Board of Managers' fees payable                  6,000
        Increase in other accrued expenses                          29,694
                                                             ---------------
Net cash used in operating activities                          (21,321,100)
                                                             ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in capital contributions received in advance            7,100,079
Increase in loan payable                                           270,000
Sales of Interests                                              13,846,704
                                                             ---------------
Net cash provided by financing activities                       21,216,783
                                                             ---------------

Net decrease in cash and cash equivalents                         (104,317)
Cash and cash equivalents, beginning of year                       105,919
                                                             ---------------
Cash and cash equivalents, end of year                       $       1,602
                                                             ===============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                              Financial Highlights


                                                                         For the period
                                                                       September 30, 2003
                                                     For the            commencement of
                                                    year ended        operations) through
                                                  March 31, 2005        March 31, 2004
                                               -------------------    -------------------

Total Return (1)                                        4.21%               5.73%(5)

Net assets, end of period (000's)                   $ 36,111            $ 20,884

Ratio to average net assets:
      Expenses, before waivers and
          reimbursements (2)                            2.58%               5.29%(3)
      Expenses, net of waivers and
          reimbursements (2)                            1.70%               2.25%(3)
      Net investment loss, before waivers and
          reimbursements                               (2.55)%             (5.29)%(3)
      Net investment loss, net of waivers and
          reimbursements                               (1.68)%             (2.25)%(3)

Portfolio turnover rate                                14.34%               7.18%(4)



(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of Portfolio Funds are not included in the expense ratio.
(3) Annualized.
(4) Not annualized
(5) Corrected from previous period's table in which total return was incorrectly entered as 2.50%.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C

                          Notes to Financial Statements

                                 March 31, 2005
1. ORGANIZATION

The Robeco-Sage Triton Fund, L.L.C. (the "Fund") was formed in the state of Delaware as a limited liability company. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is a fund-of-funds. The Fund's investment objective is to achieve long term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in foreign private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. Robeco-Sage Capital Management, L.L.C. serves as the investment manager (the "Investment Manager") to the Fund. The Fund commenced operations on September 30, 2003.

The Fund may offer, from time to time, to repurchase outstanding interests ("Interests") pursuant to written tenders by members ("Members"). Repurchase offers will be made at such times and on such terms as may be determined by the Fund's Board of Managers (the "Board") in its sole discretion. The Investment Manager currently expects that the Fund will continue to offer to repurchase Interests as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Investment Manager under the general supervision of the Board.

                         Robeco-Sage Triton Fund, L.L.C.

B. Portfolio Valuation (continued)

Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Fund Expenses

The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds); placement fees; professional fees, and custody and administrative fees. Prior to March 31, 2004, the Investment Manager had contractually agreed under an Expense Limitation and Reimbursement Agreement to waive its fees or pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the Fund's expenses at 2.25% per annum of the average monthly net assets. Effective April 1, 2004, the Investment Manager has contractually agreed to waive its fees or pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the Fund's expenses at 1.70% per annum of the average monthly net assets. The accompanying Statement of Assets and Liabilities includes a receivable from the Investment Manager of $172,081.

D. Income Taxes

The Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

                         Robeco-Sage Triton Fund, L.L.C.

F.  Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G.  Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Fund pays the Investment Manager quarterly, in arrears, a management fee (the "Management Fee") at the annual rate of 1.50% of the average net assets of the Fund during each calendar quarter (before any repurchases, and after any sale, of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Fund, and for providing various administrative services to the Funds. The accompanying Statement of Assets and Liabilities includes a management fee payable of $128,945.

SEI Investments Global Fund Services (the "Administrator") provides certain administration, accounting and investor services for the Fund. In consideration for such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Effective July 1, 2004, each member of the Board who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $6,000. Prior thereto, the annual fee was $4,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage in the Fund.

                         Robeco-Sage Triton Fund, L.L.C.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Net profits or net losses are measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

                         Robeco-Sage Triton Fund, L.L.C.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

                         Robeco-Sage Triton Fund, L.L.C.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are "marked to market" on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

Sixty percent of the Members' Interests are held by entities that are related to the Investment Manager.

6. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $116,000 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs have been amortized over the initial twelve-month period which expired on September 30, 2004. These offering costs were subject to the Expense Limitation and Reimbursement Agreement.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations and were subject to the Expenses Limitation and Reimbursement Agreement with the Investment Manager.

8.  INVESTMENT TRANSACTIONS

For the year ended March 31, 2005, the Fund had purchases of $16,840,000 and sales of investments of $4,117,554.

                        Robeco-Sage Triton Fund, L.L.C.

9. INVESTMENTS

As of March 31, 2005, the Fund had investments in forty-four Portfolio Funds, none of which were related parties. The agreements relating to investments in Portfolio Funds provide for compensation to the Portfolio Managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 15.0% to 25.0% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 2 years from initial investment. The liquidity provisions shown on the schedule of investments apply after the lock-up provisions.

A. Portfolio Funds' Investment Strategies

CONVERTIBLE ARBITRAGE
In Convertible Arbitrage funds, Portfolio Managers purchase a portfolio of convertible securities, generally convertible bonds, and hedge a portion of the equity risk by selling short the underlying common stock. Certain Portfolio Managers may also seek to hedge interest rate exposure. Most Portfolio Managers employ some degree of leverage. The Portfolio Funds can be run with a directional bias or as market neutral.

CREDIT HEDGE
Credit Hedge strategies seek to benefit from a widening of credit spreads. These Portfolio Funds typically invest in various credit derivative instruments but also can short bonds in the cash market.

DISTRESSED
These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EQUITY MARKET NEUTRAL
Equity Market Neutral funds seek to profit by exploiting pricing inefficiencies between related equities by combining long and short positions to neutralize market exposure. Typically, this strategy is based on methods for selecting and ranking specific stocks with approximately equal dollar amounts or approximately equal market beta correlations allocated to the long and short sides of the portfolio. The strictest adherents to this strategy seek to neutralize as many risks as possible by holding offsetting equal allocations by sector, geography, and capitalization size.

                         Robeco-Sage Triton Fund, L.L.C.

9. INVESTMENTS (CONTINUED)

A. Portfolio Funds' Investment Strategies (continued)

EVENT-DRIVEN
Event-Driven involves investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This sub-strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME ARBITRAGE
Fixed Income Arbitrage managers seek to profit by identifying mispricings between different but related fixed income instruments. Through the use of leverage, these Portfolio Funds can profit even from small mispricings.

HIGH-YIELD TRADING
High Yield Trading managers make long and short fixed income investments in the high yield and crossover space. Crossover bonds are typically just above distressed / low-grade junk but just below investment grade.

LONG/SHORT EQUITY
In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO
Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

                         Robeco-Sage Triton Fund, L.L.C.

A. Portfolio Funds' Investment Strategies (continued)

MULTI-STRATEGY RELATIVE VALUE
In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

10. TENDER OFFER

On March 31, 2005, the Fund offered to purchase up to $5,000,000 of Interests tendered by Members of the Fund at a price equal to the net asset value as of June 30, 2005. Tenders with an estimated value at March 31, 2005 in the amount of $5,005,093 were received, including $4,555,093 of seed capital. A promissory note will be issued by the Fund entitling the Members, in cases of a full withdrawal, to an initial payment of at least 90% of the estimated value of the repurchased interests. The Fund intends to pay the initial payment within 30 days after June 30, 2005; the remaining amount will be paid promptly after the completion of the Fund's March 31, 2006 year end audit. In cases of a partial withdrawal, the full tender amount will be paid within 30 days of June 30, 2005.

11. LINE OF CREDIT

The Fund has established a line of credit with Robeco USA, the parent company of the Investment Manager. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Fund to purchase portfolio securities, to meet repurchase requests, and for cash management purposes. The Fund may borrow up to one-third of the value of its total net assets. The Fund is not permitted to borrow for any purposes if, immediately after such borrowing, it would have an asset coverage (as defined by the 1940 Act) of less than 300% with respect to indebtedness. Borrowings under the line of credit do not bear any interest. The Fund does not pay a facility fee. At March 31, 2005, the Fund had $270,000 in borrowings.

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 17, 2004, the Audit Committee of the Board accepted the resignation of PricewaterhouseCoopers LLP ("PwC") and the Board and the Audit Committee approved Anchin, Block & Anchin, LLP to serve as the new independent accountants of the Fund, and to provide tax compliance services to the Fund, for the fiscal year ending March 31, 2005.

                         Robeco-Sage Triton Fund, L.L.C.

                    Notes to Financial Statements (concluded)

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

The report on the financial statements audited by PwC for the year ended March 31, 2004 for the Fund did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to the uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

                         Robeco-Sage Triton Fund, L.L.C.

                           SPECIAL MEETING OF MEMBERS


On July 26, 2004, a special meeting of members was held at which the members elected all of the nominated Managers.

The three persons named below will serve as Managers of the Fund until their successors are elected and shall qualify:

NOMINEE                               FOR                   WITHHELD
-------                               ---                   --------
Charles S. Crow, III             $23,623,941.59                $0
Richard B. Gross                 $23,623,941.59                $0
Timothy J. Stewart               $23,623,941.59                $0

                         Robeco-Sage Triton Fund, L.L.C.

                  Managers and Officers of the Fund (unaudited)

                              as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
NAME AND AGE           POSITION WITH    TERM OF OFFICE  PRINCIPAL OCCUPATION DURING     NUMBER OF FUNDS    OTHER DIRECTORSHIPS
                       THE FUND         AND LENGTH OF   PAST 5 YEARS                    IN FUND COMPLEX    HELD
                                        TIME SERVED                                     OVERSEEN BY        BY
                                                                                        MANAGER            MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED
MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Charles S. Crow,       Manager          Indefinite/     Mr. Crow has been a partner of  0                  Member of the Board of
III+,  54                                since July 2004 the law firm of Crow &                             Directors of 1st
                                                        Associates since 1981.                             Constitution Bank
------------------------------------------------------------------------------------------------------------------------------------
Richard B. Gross+,     Manager         Indefinite/      Mr. Gross is the co-founder,    0                  0
57                                     since July 2004  co-President and Chief Legal
                                                        Officer of GoldenRich
                                                        Films, LLC (2002 to
                                                        present). From 1998 to
                                                        2001, he served as
                                                        Managing Director and
                                                        General Counsel of U.S.
                                                        Trust Corporation, a
                                                        bank holding company.
------------------------------------------------------------------------------------------------------------------------------------
David C. Reed+,        Manager          Indefinite/     Mr. Reed is the CEO, principal  0                  Member of the Board of
54                                      since February  owner, and co-founder of                           Directors of 1st
                                        2005            Mapleton Nurseries (1998 to                        Constitution Bank
                                                        present).  He is also the
                                                        Managing Director of
                                                        Reed & Company (1995 to
                                                        present).
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Stewart*+,  Manager,         Indefinite/     Mr. Stewart is the Head of      0                  0
30                     President and    since October   Operations at Robeco-Sage
                       Chief Executive  2003            Capital Management, L.L.C.
                       Officer                          (2003-present).  From 2000
                                                        through 2003, he was an
                                                        Analyst at Robeco-Sage Capital
                                                        Management, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------


                                                                              21




                         Robeco-Sage Triton Fund, L.L.C.

            Managers and Officers of the Fund (concluded) (unaudited)

                              as of March 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
NAME AND AGE           POSITION WITH    TERM OF OFFICE  PRINCIPAL OCCUPATION DURING     NUMBER OF FUNDS    OTHER DIRECTORSHIPS
                       THE FUND         AND LENGTH OF   PAST 5 YEARS                    IN FUND COMPLEX    HELD BY
                                        TIME SERVED                                     OVERSEEN BY        MANAGERS
                                                                                        MANAGER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT
MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Nathan Peters+, 28     Chief Financial  Indefinite/     Mr. Peters is an Analyst at     N/A                N/A
                       Officer          since February  Robeco-Sage Capital
                                        2004            Management, L.L.C.
                                                        (2002-present).  During 2002,
                                                        Mr. Peters was a Consultant
                                                        for Jeffrey Slocum &
                                                        Associates.  From 2000 through
                                                        2002, he was an Analyst at
                                                        Jeffrey Slocum & Associates.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Lengieza+,  Chief            Indefinite/     Mr. Lengieza is a Senior        N/A                N/A
39                     Compliance       since October   Compliance Manager at Boston
                       Officer          2004            Partners Asset Management, LLC
                                                        (2001-present). From
                                                        2000 through 2001, he
                                                        was an Equity Trading
                                                        Liaison at Boston
                                                        Partners Asset
                                                        Management, LLC.
------------------------------------------------------------------------------------------------------------------------------------

*Manager who is an "interested person" (as defined by the 1940 Act) of the
  Company because of his affiliation with the Adviser and its affiliates.
+The address of each Manager and Officer is as follows: c/o Robeco-Sage Triton
  Fund, L.L.C., 909 Third Avenue, 28th Floor, New York, NY 10022.

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. For the fiscal year end March 31, 2005, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this form N-CSR under
Item 11 (a)(1).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is David Reed. Mr. Reed is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Anchin, Block & Anchin LLP ("Anchin") and PricewaterhouseCoopers ("PwC") related to the Fund.

Anchin billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2005 and PwC billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2004 as follows:



------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2005*                                                  2004+
------------------ ----------------------------------------------------- -----------------------------------------------------

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $27,500             N/A               N/A             $33,000             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related     $0               N/A               N/A                $0               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees       $12,500             N/A               N/A                $0               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All               $0               N/A               N/A              $0(2)              N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


*Anchin
+PwC

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

     (2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for benchmarking and best practice study results for mutual fund operations.

(e)(1) The registrant's Audit Committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant and, as required, non-audit services to service affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

(e)(2) Percentage of fees billed by Anchin and PwC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:


                ---------------------------- ----------------- ----------------
                                                  2005*             2004+
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services billed by Anchin for fiscal year 2005 were $0.

(g)(2) The aggregate non-audit fees and services billed by PwC for fiscal year 2004 were $0.

(h)      Not applicable.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Robeco-Sage Capital Management, LLC (the "Adviser") provides investment advisory services to private investment funds, whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). The Adviser has authority to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds.

The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over client securities are required to implement proxy voting policies and describe those policies to their clients.

The Investment Committee is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner, while the Compliance Committee is responsible for monitoring the effectiveness of the Policies. (See Section IV. "Procedures for Proxies".)

The Policies attempt to generalize a complex subject. The Adviser may, from time to time, determine that it is in the best interests of its fund to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the Compliance Committee.


I.       GENERAL POLICY


The general policy is to vote proxy proposals, amendments, consents or resolutions relating to Funds (collectively, "proxies") in a manner that serves the best interests of the fund managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including:


         - the impact on the value of the returns of the Fund;


         - the attraction of additional capital to the Fund;


         -alignment of Management's (as defined below) interests with Fund
          Owners' (as defined below) interests, including establishing appropriate incentives for Management;


         - the costs associated with the proxy;


         - impact on redemption or withdrawal rights;


         - the continued or increased availability of portfolio information; and


         - industry and business practices.


II.      SPECIFIC POLICIES


         A.       Routine Matters


         Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the Fund; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the Fund; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the Fund.


         For routine matters, the Adviser will vote in accordance with the recommendation of the Fund's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the fund.


         The Adviser will generally vote for the following proposals:

                  To change capitalization, including to increase authorized common shares or to increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.
                  To elect or re-elect Board members.
                  To appoint or elect auditors.
                  To set time and location of annual meeting.
                  To establish a master/feeder structure without a significant increase in fees or expenses.
                  To change the fiscal year or term of the Fund.
                  To change the name of the Fund.

         B.       Non-Routine Matters


         Non-routine matters involve a variety of issues and may be proposed by Management or beneficial owners of a Fund (i.e., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the Fund; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the Fund; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of formation applicable to the Fund.


                  1.  Structure, Management and Investment Authority


                  On a case-by-case basis, the Adviser will decide the following matters, taking into account these Policies and factors relevant to each proxy, as discussed below.


                  a. Approval or Renewal of Investment Advisory Agreements


                           i. proposed and current fee schedules


                           ii. performance history of the Fund


                           iii. continuation of management talent


                           iv. alignment of interests between Management and
                               Owners


                  b. Termination or Liquidation of the Fund


                           i. terms of liquidation


                           ii. past performance of the Fund


                           iii. strategies employed to save the Fund


                  c.  Increases in Fees or Expenses


                           i. comparison to industry standards


                           ii. potential impact on the value of the returns of
                               the Fund


                           iii. retention of management talent


                  2.  Share Classes and Voting Rights


                  Unless exceptional circumstances exist, the Adviser will vote against the following proposals:


                  a. To establish a class or classes with terms that may
                     disadvantage other classes.


                  b. To introduce unequal voting rights.


                  c. To change the amendment provisions of an entity by removing investor approval requirements.


         C.       All Other Matters


         All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

         D.       Abstaining from Voting or Affirmatively Not Voting


         The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the fund. In making such a determination, the Adviser will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Adviser will not abstain from voting or affirmatively decide not to vote a proxy if the fund is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.


III.     CONFLICTS OF INTEREST


         At times, conflicts may arise between the interests of the fund, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:


         A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;


         B. if the Adviser believes it is in the best interests of the fund to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;


         C. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interests of the fund, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (i.e. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and


         D. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate thevoting decision for such proxy proposal to an independent third party;
                  (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the fund, as applicable; (c) inform the investors in a fund of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from the Adviser's Compliance Committee.


IV.      PROCEDURES FOR PROXIES


         The Investment Committee will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the Investment Committee in accordance with the Policies.


         Any proxies that are not clearly "routine" will be submitted to the Investment Committee, which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the Head of Operations & Administration for submission to the company. Upon receipt of an executed proxy, the Head of Operations & Administration will update the fund's proxy voting record. The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner. The Compliance Committee is responsible for monitoring the effectiveness of the Policies.

         In the event the Adviser determines that the fund should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The Head of Operations & Administration will execute the proxy in accordance with such third party's or committee's decision.


V.       RECORD OF PROXY VOTING


         The Head of Operations & Administration will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.


         The Head of Operations & Administration will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the Investment Committee, or others, that were material to making the voting decision.


         The Adviser will maintain a record of each written request from an investor in a fund for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund for proxy voting information.


         The Head of Operations & Administration will maintain such records in its offices for two years and for an additional three years in an easily accessible place.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Chief Executive Officer
Date: June 8, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Chief Executive Officer

Date:  June 8, 2005


By (Signature and Title)*                        /s/ Nathan Peters
                                                 -----------------
                                                 Nathan Peters
                                                 Chief Financial Officer

Date: June 8, 2005

* Print the name and title of each signing officer under his or her signature.